As filed with the United States Securities and Exchange Commission on September 5, 2014

1933 Act Registration No. 002-57526

1940 Act Registration No. 811-02699

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 122	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 118	☒

(Check appropriate box or boxes.)

AIM GROWTH SERIES (INVESCO GROWTH SERIES)

(Exact name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Stephen R. Rimes, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	E. Carolan Berkley, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 26, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

Cover Page

This Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 118 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) (“PEA No. 122”) is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act solely to designate September 26, 2014 as the new effective date for Post-Effective Amendment No. 104 of the Registrant’s Registration Statement under the Securities Act (Amendment No. 100 under the Investment Company Act), filed pursuant to Rule 485(a)(2) under the Securities Act on September 30, 2013, Edgar Accession No. 0000950123-13-007641 (“PEA No. 104”). This PEA No. 122 neither amends nor supersedes any information contained in PEA No. 104.

Contents of Registration Statement

The Prospectuses and Statement of Additional Information for the Invesco Liquid Alternative Strategies Fund (now known as Invesco Alternative Strategies Fund) are incorporated herein by reference to PEA No. 104.

Part C of the Registrant’s Registration Statement is incorporated herein by reference to PEA No. 104.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 5th day of September, 2014.

Registrant:	AIM GROWTH SERIES
(INVESCO GROWTH SERIES)

By:	/s/ Philip A. Taylor
Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	September 5, 2014
(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	September 5, 2014
(David C. Arch)

/s/ Frank S. Bayley*	Trustee	September 5, 2014
(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	September 5, 2014
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	September 5, 2014
(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	September 5, 2014
(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	September 5, 2014
(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	September 5, 2014
(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	September 5, 2014
(Jack M. Fields)

/s/ Prema Mathai-Davis*	Trustee	September 5, 2014
(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	September 5, 2014
(Larry Soll)

/s/ Hugo F. Sonnenschein*	Trustee	September 5, 2014
(Hugo F. Sonnenschein)

/s/ Raymond Stickel, Jr.*	Trustee	September 5, 2014
(Raymond Stickel, Jr.)

/s/ Wayne W. Whalen*	Trustee	September 5, 2014
(Wayne W. Whalen)

/s/ Sheri Morris	Vice President & Treasurer	September 5, 2014
(Sheri Morris)	(Principal Financial and Accounting Officer)

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated November 30, 2010, filed in Registrant’s Post-Effective Amendment No. 92 on December 23, 2010.